Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments for Finance Lease Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Capital commitments [abstract]
Interest expense related to finance lease arrangements	$ 25	$ 28	$ 30